Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

(8) Related Party Transactions

Finance Lease Obligations

During 2017, the Company refinanced its’ lease agreement with a subsidiary of TMG for equipment purchases totaling approximately $10.1 million. Under the terms of the lease agreement, the Company’s monthly payments are interest-only for the first 12 months at an annual rate of 6%. The Company will then repay 80% of the outstanding lease obligation over the remaining term of 36 months at an annual interest rate of 10%. The Company has accounted for the lease as a finance lease.

During 2018, the Company entered into lease agreements with a subsidiary of TMG to finance vehicles and machinery and equipment totaling approximately $1.5 million. Under the terms of the leases, the balance is due in equal monthly installments over 24 months at annual interest rate of 10%. The Company has accounted for the lease as a finance lease.

The Company’s carrying value of capital lease obligations to related parties consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Finance Lease Obligations with subsidiary of The Modern Group, Ltd	$5,574	$7,246
Less: Amounts due within one year	(5,089)	(3,879)

Total Finance Lease Obligations to Related Parties	$485	$3,367

Operating Leases

The Company subleases land in Fort Lupton, Colorado to a subsidiary of TMG. During the six months ended June 30, 2019 and 2018, amounts billed to TMG under the agreement totaled $6 thousand and $6 thousand, respectively. During the three months ended June 30, 2019 and 2018, amounts billed to TMG under the agreement totaled $3 thousand and $3 thousand, respectively.

The Company subleases space in Denver, Colorado to a subsidiary of TMG. During the six months ended June 30, 2019 and 2018, the Company billed $12 thousand and $25 thousand, respectively, to TMG under the agreement. During the three months ended June 30, 2019 and 2018, the Company billed $6 thousand and $15 thousand, respectively, to TMG under the agreement.

Payroll and Benefits

The Company utilizes payroll and benefit resources from TMG. During the six months ended June 30, 2019 and 2018, the Company incurred expenses of $4 thousand and $6 thousand for processing and administrative charges associated with payroll processing. During the three months ended June 30, 2019 and 2018, the Company incurred expenses of $1 thousand and $3 thousand for processing and administrative charges associated with payroll processing.

Other Purchases

The Company has issued a purchase order to Applied Cryo Technologies, Inc, (ACT) a company owned 51% by Crenshaw Family Holdings International, Inc., for equipment totaling $302 thousand. The company expects to take delivery of equipment late in 2019. The Company also paid ACT $65 thousand for equipment repairs and services.

The Company purchases supplies and services from a subsidiary of TMG. During the six months ended June 30, 2019 and 2018, purchases from TMG totaled $44 thousand and $35 thousand, respectively. During the three months ended June 30, 2019 and 2018, purchases from TMG totaled $44 thousand and $15 thousand, respectively.

(10) Related Party Transactions

Operating and Administration Charges to Affiliated Companies

The Company had entered into a cost sharing agreement with LNG EF, one of its limited liability company investments, requiring the Company to pay for costs related to the operations of the entity. The Company submitted requests for reimbursements of these expenses on a monthly basis. At December 31, 2018 and 2017, LNG EF owed the Company $6.4 million and $1.6 million, respectively, for these expenses. On May 19, 2017, the Company obtained a controlling financial interest in LNG EF requiring consolidation (see Note (3) Step Acquisition of Equity Interests for further discussion). Accordingly, the amounts due at December 31, 2018 and 2017 were eliminated in consolidation. During the period from January 1, 2017 through May 18, 2017, the Company recorded $856 thousand of costs related to the cost sharing agreement. Subsequent to May 19, 2017 all costs have been eliminated in consolidation.

Loans with Related Parties

During 2016, the Company loaned the chief operating officer amounts of $200 thousand and $300 thousand, respectively, bearing an interest rate based on the equivalent to the mid-term Applicable Federal Rate (“AFR”). Terms of the notes required the chief operating officer to pay all accrued but unpaid interest and outstanding principal at maturity in 2021. The outstanding balance at December 31, 2017 was $500 thousand and presented as long-term employee advances in the accompanying consolidated balance sheets.

In November 2018, the Company distributed the notes receivable together with all accrued but unpaid interest as a partial payment of outstanding indebtedness owed to JCH Crenshaw Holdings, LLC.

Operating Leases

The Company subleases land in Fort Lupton, Colorado to a subsidiary of TMG. During the years ended December 31, 2018 and 2017, amounts billed to TMG under the agreement totaled $12 thousand and $22 thousand, respectively.

The Company subleases space in Denver, Colorado to a subsidiary of TMG. During the year ended December 31, 2018, the Company billed $55 thousand to TMG under the agreement.

Payroll and Benefits

The Company utilizes payroll and benefit resources from TMG. During the years ended December 31, 2018 and 2017, the Company incurred expenses of $13 thousand each year for processing and administrative charges associated with payroll processing. In addition, the Company’s employees participated in the medical plan of TMG. The Company’s share of costs for participating in the medical plan during 2018 and 2017 totaled $563 thousand and $503 thousand, respectively. The Company also billed $29 thousand and $50 thousand for employees providing sales support to TMG during the years ended December 31, 2018 and 2017, respectively.

The Company participates in TMG’s established savings plan (“Savings Plan”) which is qualified under Section 401(k) of the Internal Revenue Code.

Fixed Assets

During the year ended December 31, 2017 the Company sold an automobile and trailers to subsidiaries of TMG for $149 thousand and incurred a loss on sale of $34 thousand.

Other Purchases

The Company purchased $47 thousand and $15 thousand of equipment and services from TMG or its affiliates during the years ended December 31, 2018 and 2017, respectively.

The Company purchased $63 thousand and $56 thousand of equipment repairs and inspection services from Applied Cryo Technologies, Inc., a company owned 51% by Crenshaw Family Holdings International, Inc., during the years ended December 31, 2018 and 2017, respectively.

Beginning in July of 2018, TMG provided certain underutilized rig and/or synthetic mats on consignment to the Company for assessment in operations. As part of the agreement and in exchange, the Company provided a refundable deposit in the amount of $48 thousand. As of December 31, 2018, the mats are still in assessment and are recorded as prepaid expenses and other current assets on the balance sheet.